Exhibit 99.1

Repurchases and replacements relating to asset-backed securities*

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	(h)	(% of principal balance) (i)
Rosy Blue Carat S.A. CIK 0001765123	X	Rosy Blue N.V.	$185,952,580.23	$185,952,580.23	100%	$36,353,948.50	$185,952,580.23	20%

Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(#) (j)	(k)	(% of principal balance) (l)	(#) (m)	(n)	(% of principal balance) (o)	(#) (p)	(q)	(% of principal balance) (r)	(#) (s)	(t)	(% of principal balance) (u)	(#) (v)	(w)	(% of principal balance) (x)
$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%

Please note;

1. With respect to the Assets That Were Subject of Demand, we note that no assets were repurchased owing to a breach of any representations or warranties by the Originator.

2. Of the USD 36,353,948.50 receivables repurchased during the reporting period, USD 35,412,690.67 (97.4%) of these were related to the refinancing of the facility and reduction in funding.